Investment Objectives and Goals - Value Line Select Core Fund, Inc.	Sep. 25, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VALUE LINE SELECT CORE FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund’s sole investment objective is long-term growth of capital.